Offerings	Feb. 06, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, par value $0.001 per share
Offering Note	An indeterminate number of common shares is being registered as may from time to time be offered, on an immediate, continuous or delayed basis, at indeterminate prices.In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fees and will pay any registration fees subsequently in advance or on a pay-as-you-go basis.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights to Purchase Common Shares
Offering Note	In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fees and will pay any registration fees subsequently in advance or on a pay-as-you-go basis.An indeterminate number of common shares is being registered as may from time to time be offered, on an immediate, continuous or delayed basis, at indeterminate prices.No separate consideration will be received by the Registrant. Any shares issued pursuant to an offering of subscription rights to purchase common shares, including any shares issued pursuant to an over-subscription privilege or a secondary over-subscription privilege, will be shares registered under this Registration Statement.
Offering: 3
Offering:
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, par value $0.001 per share
Amount Registered | shares	29,517,416
Proposed Maximum Offering Price per Unit | $ / shares	4.78
Carry Forward Form Type	N-2SAR
Carry Forward File Number	333-269889
Carry Forward Initial Effective Date	Feb. 21, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward | $	$ 20,590.358
Offering Note	Based on the average of the high and low prices for the Trust’s Common Shares as reported on the New York Stock Exchange, Inc. on February 2, 2026.Pursuant to Rule 429 under the Securities Act of 1933, filing fee previously paid on unsold securities from the prior registration statement and being carried forward to this registration statement. Fee based on the average of the high and low prices for the Trust’s Common Shares as reported on the New York Stock Exchange, Inc. on September 11, 2024 for 40,000,000 common shares with a total offering amount of $254,400,000 at a fee rate of $110.20 with a proposed maximum offering price per unit of $6.36.